Revenue - Summary of Contract Balances (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Contract Balance [Abstract]
Trade notes and accounts receivable, net	$ 26,026	$ 794	$ 24,842	$ 24,672
Contract assets
Products and service bundling	10,446		9,297	7,956
Others	2,306		1,206	1,256
Less : Loss allowance	(24)		(21)	(19)
Contract assets	12,728		10,482	9,193
Current Contract Assets	8,401	256	6,713	6,056
Noncurrent Contract Assets	4,327	132	3,769	3,137
Contract liabilities
Telecommunications business	13,931		14,016	14,081
Project business	8,015		6,654	6,586
Advance house and land receipts	1,064		460	0
Others	832		518	397
Contract liabilities	23,842		21,648	21,064
Current Contract Liabilities	16,301	497	14,088	13,390
Noncurrent Contract Liabilities	7,541	$ 230	7,560	7,674
Contract liabilities	$ 23,842		$ 21,648	$ 21,064